Retirement Plans and Other Retiree Benefits - Additional Information (Detail) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2015 USD ($)	Dec. 31, 2017 USD ($) Bonds	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Curtailment, decrease in pension liability and actuarial loss	$ 10,300
Average remaining life expectancy of plan participants	20 years
Amendment description of plan		In the first quarter of 2015, we amended the defined benefit retirement plan to cease the accrual of additional benefits for the remaining active participants effective March 31, 2015, resulting in a curtailment of $10.3 million that decreased both the pension liability and the actuarial loss recorded in accumulated other comprehensive loss. As a result of the curtailment, all of the plan’s participants are now considered inactive. Accordingly, all amounts recorded in accumulated other comprehensive loss are being recognized as an increase to net periodic benefit cost over the average remaining life expectancy of plan participants, which is approximately 20 years, beginning in the second quarter of 2015. Also, as a result of the plan amendment, we recognized in our consolidated statements of operations $0.6 million of prior service credits that were previously recorded in accumulated other comprehensive loss.
Effect on prior service credits by plan amendment	$ 600
Discount rate			3.80%	4.50%
Reduction in interest cost			$ 3,600
Target allocation		100.00%	100.00%
Assumed health care cost trend rate		6.80%	7.20%
Expected decrease in health care cost trend rate		4.50%
Effect of one percent increase in health care cost trend rate on other postretirement benefit obligation		$ 9,200
Effect of one percent decrease in health care cost trend rate on other postretirement benefit obligation		7,400
Effect of one percent increase in health care cost trend rate on service and interest cost components		300
Effect of one percent decrease in health care cost trend rate on service and interest cost components		200
Recognized compensation expense		$ 7,800	$ 10,300	$ 6,800
Prior to Medicare [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumed health care cost trend rate		6.60%	6.90%
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation		49.00%	49.00%
Equity Securities [Member] | U S Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation		29.00%
Equity Securities [Member] | Non-U.S. Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation		20.00%
Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation		36.00%	36.00%
Other Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation		15.00%	15.00%
Other Securities [Member] | Hedge Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation		5.00%
Other Securities [Member] | Real Estate Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Target allocation		10.00%
Fixed Income Securities [Member] | Short Duration Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of investments | Bonds		2
Defined Pension Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated contributions to plan in next fiscal year		$ 5,100
Discount rate		3.67%	3.82%
Accrued benefit costs		$ (112,640)	$ (107,419)
Accrued benefit costs included in other current liabilities		600	600
Accrued benefit costs included in other long-term liabilities		112,000	$ 106,900
Other Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated contributions to plan in next fiscal year		$ 4,100
Discount rate		3.64%	4.19%
Accrued benefit costs		$ (82,587)	$ (82,897)
Accrued benefit costs included in other current liabilities		4,100	4,100
Accrued benefit costs included in other long-term liabilities		$ 78,500	$ 78,800